CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Scheduled of Convertible Senior Notes
December 31,
2024
Liability:
Principal	$40,000
Unamortized issuance costs	(27)

Net carrying amount	$39,973